UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09090

Exact name of registrant as specified in charter:

Ameristock Mutual Fund, Inc.

Address of principal executive offices:

1320 Harbor Bay Parkway Suite 145, Alameda, CA, 94502

Nicholas D. Gerber

1320 Harbor Bay Parkway, Suite 145

Alameda, California 94502

(Name and address of agent for service)

Registrant’s telephone number, including area code: 510-522-3336

Date of fiscal year end: June 30

Date of reporting period: July 1, 2012 – January 11, 2013

Item 1. Proxy Voting Record.

Meeting Date	Company Name	Ticker	CUSIP	Proposals	Proposals	Proposals	Proposals	Proposals

July 13, 2012	Dell Inc.	DELL	24702R101	Board of Directors (1B - 1C; 1E - 1F; 1H -1L)	Board of Directors (1A; 1D; 1G)	Ratify Independent Auditor	Advisory Approval of Compensation of its Named Executive Officers	2012 Long-Term Incentive Plan
				Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
				For	Against	For	Against	Against
				For Management	Against Management	For Management	Against Management	Against Management

November 7, 2012	Oracle Corporation	ORCL	68389X105	Board of Directors	Advisory Vote to Approve Executive Compensation	Increase Shares Under Director’s Stock Plan	Ratify Independent Registered Public Accounting Firm	Multiple Performance Metrics
				Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal
				For	Against	Against	For	Against
				For Management	Against Management	Against Management	For Management	For Management

				Independent Board Chairman	Equity Retention Policy	Equity Acceleration Upon Change in Control
				Shareholder Proposal	Shareholder Proposal	Shareholder Proposal
				Against	Against	Against
				For Management	For Management	For Management

November 15, 2012	Cisco Systems Inc.	CSCO	17275R102	Board of Directors (1a - 1c; 1e - 1j; 1l - 1m)	Board of Directors (1d; 1k)	Amendment and Restatement of Executive Incentive Plan	Advisory Basis, Executive Compensation	Independent Board Chairman Whenever Possible
				Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Shareholder Proposal
				For	Against	Against	Against	Against
				For Management	Against Management	Against Management	Against Management	For Management

Report on Conflict Minerals in Supply Chain
Shareholder Proposal
Against
For Management

November 28, 2012	Microsoft Corp.	MSFT	594918104	Board of Directors (1 - 3; 5 - 9)	Board of Directors (4)	Advisory Vote on Named Executive Officer Compensation	Employee Stock Purchase Plan	Ratify Independent Auditor for Fiscal Year 2013
				Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal	Issuer Proposal
				For	Against	Against	Against	For
				For Management	Against Management	Against Management	Against Management	For Management

Adopt Cumulative Voting
Shareholder Proposal
Against
For Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Ameristock Mutual Fund, Inc.

By (Signature and Title):	/s/ Nicholas Gerber

Nicholas Gerber, President

	Date:	February 12, 2013